Administrative Expenses - Schedule of Administrative Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (444,686)	R$ (234,423)	R$ (136,659)
Third Party Services and Financial System Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(243,498)	(112,611)	(78,434)
Rent, Condominium Fee and Property Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(30,967)	(35,261)	(24,126)
Taxes [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(3,569)	(3,549)	(1,813)
Provisions for Contingencies [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(110,916)	(16,871)	(13,535)
Others [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (55,736)	R$ (66,131)	R$ (18,751)